Employee Stock And Incentive Plan (Summary Of Nonvested Share Activity - Restricted Stock) (Details) (Restricted Stock [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested share units at beginning of period, Number of Share Units	233,387
Granted, Number of Share Units	66,000
Vested, Number of Share Units	(88,704)
Forfeited, Number of Share Units	(2,694)
Nonvested share units at end of period, Number of Share Units	207,989	233,387
Nonvested share units at beginning of period, Weighted Average Fair Value	$ 17.62
Granted, Weighted Average Fair Value	$ 22.21	$ 17.19	$ 18.47
Vested, Weighted Average Fair Value	$ 18.60
Forfeited, Weighted Average Fair Value	$ 17.23
Nonvested share units at end of period, Weighted Average Fair Value	$ 18.66	$ 17.62